Revenue and Operating Expenses	12 Months Ended
Dec. 31, 2019
Revenue and Operating Expenses [Abstract]
Revenue and operating expenses
24.	Revenue and operating expenses

Revenue –

Revenue recognized during 2019, 2018 and 2017 is generated in Mexico. A disaggregation per home product is as follows:

	2019		2018	2017

Kitchen and food preservation	Ps.	1,229,148	820,995	484,044
Home solutions		529,551	360,595	223,383
Bathroom		441,093	376,262	250,741
Laundry & Cleaning		318,782	308,359	186,708
Tech & mobility		290,366	196,439	105,957
Bedroom		275,722	254,066	198,872

	Ps.	3,084,662	2,316,716	1,449,705

Contract balances

As of December 31, 2019 and 2018, the Group did not identify significant costs to obtain/fulfill a contract that are required to be capitalized as an asset. Consequently, the Group did not perform any analysis in order to identify possible impairment losses. See Note 6 about the expected credit loss model applicable to all financial assets measured at amortized cost.

Operating expenses –

Operating expenses by nature, for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018	2017

Cost of personnel services and other employee benefits	Ps.	423,956	332,878	227,597
Sales catalog		128,687	92,931	66,562
Distribution costs		121,155	102,397	63,283
Packing materials		58,361	46,976	27,258
Depreciation and amortization		38,394	25,960	24,209
Events, marketing and advertising		37,848	35,253	21,513
Promotions for the sales force		26,311	24,492	2,417
Impairment loss on trade accounts receivables		22,512	18,699	16,243
Travel expenses		18,835	17,254	14,974
Rent expense, operating leases		17,663	20,269	11,794
Bank fees		15,436	30,934	24,174
Commissions and professional fees		13,577	8,335	8,444
Other		68,853	50,122	52,270

	Ps.	991,588	806,500	560,738